UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2004

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	028-07376

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	 August 5, 2004

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	18

Form 13F Information Table Value Total:	$283,469,000.00


List of Other Included Managers:		0

	No.	13F File Number	Name

             FORM 13F INFORMATION TABLE
	TITLE		VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGER	SOLE	SHARED	NONE
"-----------------------------	"---------------	"-------------	"-----------	"------------	"------	"-------
AMERICAN INT'L GROUP	COM	026874107	5944	83400	SH		SOLE		83400	0	0
ARMOR HOLDINGS	COM	042260109	8544	251300	SH		SOLE		251300	0	0
BURLINGTON NORT	COM	12189T104	6284	179200	SH		SOLE		179200	0	0
CANADIAN NAT RES	COM	136385101	3683	123200	SH		SOLE		123200	0	0
CEMEX	SP ADR 5 ORD	151290889	63001	2164990	SH		SOLE		1674713	0	490277
COMMERCE BANCORP	COM	200519106	5148	93600	SH		SOLE		93600	0	0
DANAHER CORP DEL	COM	235851102	9016	173900	SH		SOLE		173900	0	0
FIDELITY NAT'L FINL	COM	316326107	3636	97400	SH		SOLE		97400	0	0
GRUPO TV	SP ADR REP ORD	40049J206	21634	477904	SH		SOLE		368726	0	109178
KOOKMIN BK 	SP ADR	50049M109	41604	1325839	SH		SOLE		1035868	0	289971
L-3 COMMUNICATIONS	COM	502424104	8784	131500	SH		SOLE		131500	0	0
NOKIA CORP	SP ADR	654902204	5315	365585	SH		SOLE		331004	0	34581
NORFOLK SOUTHERN	COM	655844108	6454	243400	SH		SOLE		243400	0	0
PETROBRAS ADR	SP ADR	71654V408	50962	1815550	SH		SOLE		1409633	0	405917
PLACER DOME INC	COM	725906101	4360	262079	SH		SOLE		168182	0	93897
PRAXAIR	COM	74005P104	6465	162000	SH		SOLE		162000	0	0
SK TELECOM LTD	SP ADR	78440P108	25242	1211250	SH		SOLE		965820	0	245430
TAIWAN SEMI 	SP ADR	874039100	7393	889707	SH		SOLE		889707	0	0